Schedule of Investments
February 27, 2026 (unaudited)
Parvin Hedged Equity Solari World Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 87.34%

Agricultural Services - 2.66%
Calavo Growers, Inc.			14,000	375,760

Airports, Flying Fields & Airport Terminal Services - 2.16%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (Mexixo)			2,500	305,400

Beverages - 4.98%
Ambev SA ADR (Brazil)			95,000	300,200
Diageo plc (2) (Great Britain)			4,500	402,750

				702,950

Computer Integrated Systems Design - 2.46%
Open Text Corp. (Canada)			14,000	346,780

Construction Machinery & Equipment - 2.61%
CNH Industrial N.V. (2) (Netherlands)			30,000	369,000

Crude Petroleum & Natural Gas - 2.42%
EOG Resources, Inc.			2,750	341,220

Deep Sea Foreign Transportation of Freight - 2.18%
Global Ship Lease, Inc. (Marshall Islands)			7,500	308,100

Gold and Silver Ores - 17.19%
Agnico Eagle Mines Ltd. (Canada)			2,500	629,000
Endeavour Silver Corp. (2) (Canada)			40,000	556,000
Osisko Gold Royalties Ltd. (Canada)			11,500	544,985
Silvercorp Metals, Inc. (Canada)			50,000	696,500

				2,426,485

Insurance Agents, Brokers & Services - 2.19%
BB Seguridade Participacoes SA ADR (Brazil)			45,000	309,600

Luxury Goods - 2.47%
Swatch Group AG (Switzerland)			27,500	348,425

Mineral Royalty Traders - 3.19%
Royal Gold, Inc.			1,500	449,685

Mining & Quarrying of Nonmetallic Minerals - 5.29%
Hecla Mining Co.			30,000	747,300

Miscellaneous Manufacturing Industries - 2.49%
Amcor plc (Switzerland)			7,250	351,118

Ordnance & Accessories (No Vehicles/Guided Missiles) - 2.52%
Sturm Ruger & Co., Inc.			9,500	355,680

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.85%
Coloplast AS Sponsored ADR (Denmark)			25,000	192,750
Smith & Nephew plc ADR (2)			9,500	350,550

				543,300

Perfumes, Cosmetics, and Other Toilet Preparations - 2.50%
Interparfums, Inc.			3,500	352,730

Petroleum and Petroleum Products Wholesalers - 2.06%
Ultrapar Participacoes SA (Brazil)			57,500	290,375

Radiotelephone Communications - 2.26%
Mobile TeleSystems PJSC ADR (Russia) (2) †			10,000	0
SK Telecom Co. Ltd. ADR (South Korea)			10,500	318,570

				318,570

Railroads, Line-Haul Operating - 2.58%
Canadian National Railway Co. (Canada)			3,250	364,618

Retail - Catalog & Mail-Order Houses - 2.23%
Coupang, Inc. Class A (2)			16,500	314,820

Retail - Eating Places- 1.97%
Cracker Barrel Old Country Store, Inc.			8,500	278,120

Semiconductors & Related Devices - 2.07%
ChipMOS Technologies, Inc. ADR (Taiwan)			6,500	292,045

Services - Business Services - 2.18%
MercadoLibre, Inc. (Argentina) (2)			175	307,577
Qiwi PLC ADR (Cyprus) (2) †			10,000	0

				307,577

Services - Personal Services - 2.45%
Carriage Services, Inc.			7,500	345,525

Specialty Cleaning, Polishing, and Sanitation Preparations - 2.48%
The Clorox Co.			2,750	349,690

Telephone Communications - 1.97%
Telenor ASA ADR (Norway)			15,000	278,550

Wholesale-Motor Vehicle Supplies & New Parts - 2.46%
LKQ Corp.			10,500	347,655

Wines - 1.47%
Treasury Wine Estates ADR (Australia)			65,000	207,350

Total Common Stock			(Cost $ 9,197,516)	12,328,427

Real Estate Investment Trusts - 2.51%

Rayonier, Inc.			16,500	354,585

Total Real Estate Investment Trusts			16,500	354,585

Money Market Registered Investment Companies - 8.06%

Fidelity Investments Money Market Government Portfolio - Class I - 3.31% (3)			1,138,389	1,138,389

Total Money Market Registered Investment Companies			(Cost $ 1,138,389)	1,138,389

Total Investments - 97.24%			(Cost $ 11,042,269)	13,726,096

Other Assets Less Liabilities - 2.76%				389,800

Total Net Assets - 100.00%				14,116,043

Options Purchased - 1.84%

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Put Options
SPDR S&P 500 ETF Trust, December 18, 2026, Put @ $600.00	140	12/18/2026	8,400,000	259,280

Total Options	140		(Cost $ 311,170)	259,280

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 27, 2026 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$13,466,816	$-
Level 2 - Other Significant Observable Inputs			259,280	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$13,726,096	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at February 27, 2026.
† - Level 3 security. This security was valued using significant unobservable inputs.
ADR - American Depositary Receipt
PLC - Public Limited Company
AG - Aktiengesellschaft - German term for Public Limited Company.
SA - Société Anonyme - French term for Public Limited Company.